DEBT (Tables)	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Debt Disclosure [Abstract]
Schedule of long-term and short-term debt instruments

The following table presents the Company’s Debt:

	February 26, 2017	November 27, 2016
	(Dollars in thousands)
Long-term debt
Unsecured:
6.875% senior notes due 2022	$524,318	$524,396
5.00% senior notes due 2025	482,307	481,860

Total unsecured long-term debt	1,006,625	1,006,256

Total long-term debt	$1,006,625	$1,006,256

Short-term debt and current maturities of long-term debt
Unsecured:
Short-term borrowings	$34,150	$38,922

Total short-term debt and current maturities of long-term debt	34,150	38,922

Total debt	$1,040,775	$1,045,178

	November 27, 2016	November 29, 2015
	(Dollars in thousands)
Long-term debt
Unsecured:
6.875% senior notes due 2022	$524,396	524,807
5.00% senior notes due 2025	481,860	480,131

Total unsecured	1,006,256	1,004,938

Total long-term debt	$1,006,256	$1,004,938

Short-term debt and current maturities of long-term debt
Secured:
Senior revolving credit facility	$—	$99,000
Unsecured:
Current maturities of 4.25% Yen-denominated Eurobonds due 2016	—	32,625
Short-term borrowings	38,922	15,978

Total short-term debt and current maturities of long-term debt	$38,922	$147,603

Total debt	$1,045,178	$1,152,541

Principal payments on short-term and long-term debt

The table below sets forth, as of November 27, 2016, the Company’s required aggregate short-term and long-term debt principal payments (inclusive of premium and discount) for the next five fiscal years and thereafter.

(Dollars in thousands)
2017	$38,922
2018	—
2019	—
2020	—
2021	—
Thereafter	1,018,591

Total future debt principal payments	$1,057,513